Steben & Company, Inc.	240 631 7600 T
9711 Washingtonian Blvd., Suite 400	240 631 9595 F
Gaithersburg, MD 20878	www.steben.com

December 10, 2015

VIA EDGAR

Securities and Exchange Commission

Washington, DC 20549

Re:	Steben Alternative Investment Funds (the “Trust”) File Nos. 811-22880 and 333-190813 Filing of Definitive Proxy Statement on Schedule 14A

Ladies and Gentlemen:

Transmitted electronically with this letter for filing on behalf of Steben Managed Futures Strategy Fund (the “Fund”), a series of the Trust, is the definitive proxy statement on Schedule 14 A (the “Proxy Statement”). The Proxy Statement intends to notify the Fund’s Shareholders of a meeting that will be held on December 17, 2015 with the purpose of approving an increase of the investment advisory fee rate paid by the Fund.

The Proxy Statement also reflects the Trust’s response to the Securities and Exchange Commission’s Staff comments with respect to the preliminary proxy statement on Schedule 14 A filed on November 17, 2015.

Please feel free to contact me at 240.631.7602 with any questions or comments you may have.

Sincerely,
/s/Francine J. Rosenberger
Francine J. Rosenberger

cc:	George J. Zornada

K&L Gates LLP